Goodwill and intangible assets, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 126,291	$ 126,291
Less - accumulated amortization	48,267	27,833
Intangible assets, net	78,024	98,458
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	63,677	63,677
Customer relations
Finite-Lived Intangible Assets [Line Items]
Cost	27,856	27,856
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Cost	11,366	11,366
Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Cost	19,263	19,263
Trademark
Finite-Lived Intangible Assets [Line Items]
Cost	731	731
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,398	$ 3,398